CONSOLIDATED STATEMENTS OF PARTNERSHIP CAPITAL - USD ($) $ in Millions	Total	Preferred Unitholders Capital [Member]	Preferred Unitholders Capital [Member]	Limited Partners 1 [Member]	Limited Partners 1 [Member] Issued capital [member]	Limited Partners 1 [Member] Retained earnings [member]	Limited Partners 1 [Member] Ownership Changes [Member]	Limited Partners 1 [Member] Accumulated other comprehensive income [member]	General Partner 1 [Member]	General Partner 1 [Member] Accumulated other comprehensive income [member]	Non-controlling Interest - Redeemable Partnership Units [Member]	Non-controlling Interest - Redeemable Partnership Units [Member] Issued capital [member]	Non-controlling Interest - Redeemable Partnership Units [Member] Retained earnings [member]	Non-controlling Interest - Redeemable Partnership Units [Member] Ownership Changes [Member]	Non-controlling Interest - Redeemable Partnership Units [Member] Accumulated other comprehensive income [member]	Non-controlling Interest - Class A Shares, equity [Member]	Non-controlling Interest - Class A Shares, equity [Member] Issued capital [member]	Non-controlling Interest - Class A Shares, equity [Member] Accumulated other comprehensive income [member]	Non-controlling Interest - Exchange LP Units, equity [Member]	Non-controlling Interest - Exchange LP Units, equity [Member] Issued capital [member]	Non-controlling Interest - Exchange LP Units, equity [Member] Accumulated other comprehensive income [member]	Non-controlling Interest—In Operating Subsidiaries [Member]
Balance as at Dec. 31, 2018	$ 14,668	$ 936	$ 936	$ 4,513	$ 4,911	$ (856)	$ 249	$ 209	$ 22	$ 3	$ 1,823	$ 2,078	$ (370)	$ 3	$ 112		$ 0		$ 71	$ 212	$ 4	$ 7,303
Net income	419			36		36			77		15		15						0			291
Other comprehensive income	106			(10)				(10)			(4)				(4)				0			120
Comprehensive income	525			26		36		(10)	77		11		15		(4)				0			411
Issue of equity	4			4	4
Repurchase Of Equity	(29)		(1)	(28)	(28)
Dividends recognised as distributions to owners	(476)	(25)		(281)		(281)			(76)		(117)		(117)			$ 0			(2)
Dividends, Preferred Stock, Cash1	(25)			17		17					8		(8)
Increase (decrease) through acquisition of subsidiary, equity	1,884																					1,884
Decrease From Subsidiary Distributions To Non-controlling Interest	(491)																					491
Increase (decrease) through other changes, equity	173			304	51	(26)	253	26	0		106	0	(12)	106	12				(48)			(189)
Balance as at Jun. 30, 2019	16,233		935	4,521	4,938	(1,144)	502	225	23	3	1,815	2,078	(492)	109	120				21		4	8,918
Balance as at Dec. 31, 2018	14,668	936	936	4,513	4,911	(856)	249	209	22	3	1,823	2,078	(370)	3	112		0		71	212	4	7,303
Issue of equity					559							250
Repurchase Of Equity					(28)
Balance as at Dec. 31, 2019	22,177	935	935	5,048	5,495	(1,430)	510	473	24	4	2,039	2,328	(613)	101	223	0	0	$ 0	18	159	5	14,113
Balance as at Mar. 31, 2019	16,275		935	4,633	4,935	(1,036)	496	238	22		1,863	2,078	(447)	107	125				23			8,799
Net income	254			42		42			39		17		17						0			156
Other comprehensive income	28			(13)				(13)	0		(5)				(5)				0			46
Comprehensive income	282			29		42		(13)	39		12		17		(5)				0			202
Issue of equity	2			2	2
Dividends recognised as distributions to owners	(238)	(13)		(141)		141			(38)		(58)		58			0			(1)
Dividends, Preferred Stock, Cash1	(13)			(9)		(9)					(4)		(4)
Increase (decrease) through acquisition of subsidiary, equity	40																					40
Decrease From Subsidiary Distributions To Non-controlling Interest	(123)																					(123)
Increase (decrease) through other changes, equity	8			7	1	0	6	0	0		2	0	0	2	0				(1)			0
Balance as at Jun. 30, 2019	16,233		935	4,521	4,938	(1,144)	502	225	23	3	1,815	2,078	(492)	109	120				21		4	8,918
Balance as at Dec. 31, 2019	22,177	935	935	5,048	5,495	(1,430)	510	473	24	4	2,039	2,328	(613)	101	223	0	0	0	18	159	5	14,113
Net income	182			(15)		(15)			91		(8)		(8)			(10)			0			124
Other comprehensive income	(1,756)			(574)				(574)	(3)	(3)	(240)				(240)	1		1	(2)		(2)	(938)
Comprehensive income	(1,574)			(589)		(15)		(574)	88		(248)		(8)		(240)	(9)			(2)			(814)
Issue of equity	5			5	5							0
Dividends recognised as distributions to owners	(541)	(24)		(301)		(301)			(93)		(123)		123			(22)			2
Increase (decrease) through disposal of subsidiary, equity	(866)																					(866)
Dividends, Preferred Stock, Cash1	(24)			17		17					(6)		(6)			(1)
Capital Provided By Non-controlling Interest	45																					45
Decrease From Subsidiary Distributions To Non-controlling Interest	(647)																					(647)
Class A Shares of BIPC, Issuance, Value	0			(441)		(398)	(61)	18	(2)		(183)		(174)	(14)	5	626		(23)	0			0
Increase (decrease) through other changes, equity	168			118	20	74	98	(74)	0		41	0	31	41	(31)	(18)			(2)			29
Balance as at Jun. 30, 2020	18,743	935	935	3,823	5,520	(2,087)	547	(157)	17	1	1,520	2,328	(893)	128	(43)	576	(18)	(22)	12	157	3	11,860
Balance as at Mar. 31, 2020	19,058		935	4,008	5,498	(1,869)	547	(168)	19		1,606	2,328	(803)	128	(47)	625			14			11,851
Net income	34			(67)		(67)			45		(29)		(29)			(10)			0			95
Other comprehensive income	54			11				11	0		4				4	2			0			37
Comprehensive income	88			(56)		(67)		11	45		(25)		(29)		4	(8)			0			132
Issue of equity	3			3	3
Dividends recognised as distributions to owners	(271)	(12)		(143)		143			(47)		(58)		58			(22)			(1)
Dividends, Preferred Stock, Cash1	(12)			(8)		(8)					(3)		(3)			(1)
Capital Provided By Non-controlling Interest	45																					45
Decrease From Subsidiary Distributions To Non-controlling Interest	(168)																					(168)
Increase (decrease) through other changes, equity	0			19	19	0	0	0			0		0	0	0	(18)			(1)			0
Balance as at Jun. 30, 2020	$ 18,743	$ 935	$ 935	$ 3,823	$ 5,520	$ (2,087)	$ 547	$ (157)	$ 17	$ 1	$ 1,520	$ 2,328	$ (893)	$ 128	$ (43)	$ 576	$ (18)	$ (22)	$ 12	$ 157	$ 3	$ 11,860